DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Due From Related Parties
DUE FROM RELATED PARTIES

NOTE 8 — DUE FROM RELATED PARTIES

Due from related parties as of December 31, 2025 and 2024 represents amounts receivable from related entities of the Company. These receivables are unsecured, non-interest bearing and repayable on demand.

The short-term balances due from related parties are expected to be recoverable within one year.

A significant portion of the balance relates to the seller of PIN. Management is currently in discussions with the seller to agree on a settlement arrangement for repayment of the receivable, which is expected to be settled during the first half of 2026. The original contractual maturity of the receivable was three years from the acquisition date of April 30, 2022, and therefore expired on April 30, 2025.

Given the uncertainty regarding recoverability, management has recognized an impairment of these balances during the current year.

	As of December 31,
	2025	2024

Due from related parties (Short term)
Entrepreneur Resorts Limited	266,408	32,782
BMV Finance	2,194,646	2,042,586
Simon Zutshi	1,543,956	1,391,747
BG3 Ltd.	782,251	728,052
Zutshi LLP	422,527	393,252
Vision1 Investments	311,064	289,511
Crowd Property	289,144	269,110
Throckley	232,313	216,217
Property Mastermind International	131,259	122,165
Others	231,393	229,319
Total due from related parties (short term)	$6,404,961	$5,714,741
Less: Impairment	(6,016,832)	-
Due from related parties (short term)	$388,129	$5,714,741

The changes in the allowance for expected credit losses are as follows:

	For the Years Ended December 31,
	2025		2024

Balance at the beginning of the year	$		$-
Add: Additions		6,016,832	-
Balance at the end of the year		$6,016,832	$-